INTECH Global Dividend Fund | Class A, C, S, I, T Shares
FUND SUMMARY INTECH Global Dividend Fund
INVESTMENT OBJECTIVE
INTECH Global Dividend Fund seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 23 of the Fund’s Prospectus and in the “Purchases” section on page 35 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees INTECH Global Dividend Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTECH Global Dividend Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses	[1]	0.88%	0.90%	1.03%	0.85%	1.03%
Total Annual Fund Operating Expenses	[2]	1.68%	2.45%	1.83%	1.40%	1.58%
Fee Waiver	[2]	0.41%	0.43%	0.31%	0.38%	0.31%
Net Annual Fund Operating Expenses After Fee Waiver	[2]	1.27%	2.02%	1.52%	1.02%	1.27%
[1]	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees); brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund's expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example INTECH Global Dividend Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A	Class A Shares	736	1,074
Class C	Class C Shares	348	764
Class S	Class S Shares	186	576
Class I	Class I Shares	143	443
Class T	Class T Shares	161	499

If Shares are not redeemed:
Expense Example, No Redemption INTECH Global Dividend Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A	Class A Shares	736	1,074
Class C	Class C Shares	248	764
Class S	Class S Shares	186	576
Class I	Class I Shares	143	443
Class T	Class T Shares	161	499

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World IndexSM. The Fund may also invest in foreign equity and debt securities.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

INTECH Global Dividend Fund | Class D Shares
FUND SUMMARY INTECH Global Dividend Fund
INVESTMENT OBJECTIVE
INTECH Global Dividend Fund seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INTECH Global Dividend Fund Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees		0.55%
Other Expenses	[1]	0.94%
Total Annual Fund Operating Expenses	[2]	1.49%
Fee Waiver	[2]	0.33%
Net Annual Fund Operating Expenses After Fee Waiver	[2]	1.16%
[1]	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund's expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
INTECH Global Dividend Fund Class D Shares Class D	Class D Shares	152	472

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World IndexSM. The Fund may also invest in foreign equity and debt securities.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2011
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 15, 2011
Prospectus Date	rr_ProspectusDate	Dec 15, 2011
INTECH Global Dividend Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY INTECH Global Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	INTECH Global Dividend Fund seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE FUND	jif277751_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Expense Breakpoint Discounts	jif277751_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 23 of the Fund’s Prospectus and in the “Purchases” section on page 35 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2013
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Portfolio Turnover:	jif277751_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies	jif277751_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World IndexSM. The Fund may also invest in foreign equity and debt securities.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

Principal Investment Risks	jif277751_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jif277751_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
INTECH Global Dividend Fund | Class A, C, S, I, T Shares | Class A
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.27%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	736
3 Years	rr_ExpenseExampleYear03	1,074
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	736
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
INTECH Global Dividend Fund | Class A, C, S, I, T Shares | Class C
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.02%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	348
3 Years	rr_ExpenseExampleYear03	764
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
INTECH Global Dividend Fund | Class A, C, S, I, T Shares | Class S
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	186
3 Years	rr_ExpenseExampleYear03	576
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	576
INTECH Global Dividend Fund | Class A, C, S, I, T Shares | Class I
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.02%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
INTECH Global Dividend Fund | Class A, C, S, I, T Shares | Class T
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.27%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	499
INTECH Global Dividend Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY INTECH Global Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	INTECH Global Dividend Fund seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE FUND	jif277751_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2013
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jif277751_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies	jif277751_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World IndexSM. The Fund may also invest in foreign equity and debt securities.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

Principal Investment Risks	jif277751_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jif277751_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
INTECH Global Dividend Fund | Class D Shares | Class D
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[3]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%	[3]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	472

[1]	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees); brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund's expense ratio, including recovered expenses, falls below the expense limit.
[3]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund's expense ratio, including recovered expenses, falls below the expense limit.